Taxes - Current and Non-current tax assets and liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current tax assets
Current tax assets	$ 3,976,295	$ 1,518,807
Non-current tax assets	8,071,733	6,809,347
Current tax liabilities
Current tax liabilities	1,243,883	2,570,779
Non current tax liabilities	1,866,054	1,399,374
Income tax payable [Member]
Current tax liabilities
Current tax liabilities	811,197	1,967,353
Industry and commerce Tax [Member]
Current tax liabilities
Current tax liabilities	161,813	195,776
National tax and surcharge on gasoline [Member]
Current tax liabilities
Current tax liabilities	137,710	145,569
Carbon tax [Member]
Current tax liabilities
Current tax liabilities	64,091	54,586
Value added tax [Member]
Current tax liabilities
Current tax liabilities	5,607	33,098
Other taxes [Member]
Current tax liabilities
Current tax liabilities	63,465	174,397
Deferred tax liabilities [member]
Current tax liabilities
Non current tax liabilities	1,639,206	1,328,831
Income Tax credits [Member]
Current tax liabilities
Non current tax liabilities	226,848	70,543
Deferred tax assets [Member]
Current tax assets
Non-current tax assets	7,673,912	6,809,347
Income tax credits [Member]
Current tax assets
Non-current tax assets	397,821	0
Income tax [member]
Current tax assets
Current tax assets	1,823,027	190,605
Credit tax balance [Member]
Current tax assets
Current tax assets	1,311,693	614,005
Other taxes [Member]
Current tax assets
Current tax assets	$ 841,575	$ 714,197